Fair Value Of Financial Instruments - Summary of Disclosure of Hierarchy Levels of Fair Value of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Disclosure in Tabular Form of Fair Value of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Current financial assets	$ 5,000,000	$ 10,000,880
Recurring fair value measurement [member]
Disclosure in Tabular Form of Fair Value of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Current financial assets	5,000,000	10,000,880
Total financial assets	5,000,000	10,000,880
Financial liabilities, at fair value	50,909,164	44,330,400
Recurring fair value measurement [member] | Contingent consideration [member]
Disclosure in Tabular Form of Fair Value of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Financial liabilities, at fair value	2,196,000
Recurring fair value measurement [member] | Earnout Liabilities [Member]
Disclosure in Tabular Form of Fair Value of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Financial liabilities, at fair value	37,568,164
Recurring fair value measurement [member] | Derivative Warrant Liabilities [Member]
Disclosure in Tabular Form of Fair Value of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Financial liabilities, at fair value	11,145,000
Recurring fair value measurement [member] | Derivatives [member]
Disclosure in Tabular Form of Fair Value of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Financial liabilities, at fair value		44,330,400
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure in Tabular Form of Fair Value of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Current financial assets	0	0
Total financial assets	0	0
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Contingent consideration [member]
Disclosure in Tabular Form of Fair Value of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Financial liabilities, at fair value	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Earnout Liabilities [Member]
Disclosure in Tabular Form of Fair Value of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Financial liabilities, at fair value	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Derivative Warrant Liabilities [Member]
Disclosure in Tabular Form of Fair Value of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Financial liabilities, at fair value	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Derivatives [member]
Disclosure in Tabular Form of Fair Value of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Financial liabilities, at fair value		0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure in Tabular Form of Fair Value of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Current financial assets	0	0
Total financial assets	0	0
Financial liabilities, at fair value	0	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Contingent consideration [member]
Disclosure in Tabular Form of Fair Value of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Financial liabilities, at fair value	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Earnout Liabilities [Member]
Disclosure in Tabular Form of Fair Value of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Financial liabilities, at fair value	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Derivative Warrant Liabilities [Member]
Disclosure in Tabular Form of Fair Value of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Financial liabilities, at fair value	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Derivatives [member]
Disclosure in Tabular Form of Fair Value of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Financial liabilities, at fair value		0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure in Tabular Form of Fair Value of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Current financial assets	5,000,000	10,000,880
Total financial assets	5,000,000	10,000,880
Financial liabilities, at fair value	50,909,164	44,330,400
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Contingent consideration [member]
Disclosure in Tabular Form of Fair Value of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Financial liabilities, at fair value	2,196,000
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Earnout Liabilities [Member]
Disclosure in Tabular Form of Fair Value of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Financial liabilities, at fair value	37,568,164
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Derivative Warrant Liabilities [Member]
Disclosure in Tabular Form of Fair Value of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Financial liabilities, at fair value	$ 11,145,000
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Derivatives [member]
Disclosure in Tabular Form of Fair Value of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Financial liabilities, at fair value		$ 44,330,400